Income taxes - Reconciliation of the effective income tax rate (Detail)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax [Abstract]
Effective statutory tax rate		31.00%	31.00%	31.00%
Changes in deferred tax valuation allowances		(0.30%)	(58.30%)	(22.80%)
Additional taxable revenues		0.60%	(2.90%)	0.10%
Non-deductible expenses	[1]	2.90%	(110.30%)	1.90%
Non-taxable revenue	[2]	(23.50%)	16.80%	(3.60%)
Dividends from foreign subsidiaries		0.10%	0.00%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries		0.20%	(2.80%)	0.00%
Different tax rate applicable to income (loss) of foreign subsidiaries		(0.90%)	(19.80%)	0.80%
Effect of changes in foreign tax laws		(0.90%)	0.50%	23.50%
Effect of changes in domestic tax laws		0.00%
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates		(0.10%)	5.40%	1.70%
Other		2.50%	(10.80%)	(0.90%)
Effective tax rate		11.60%	(151.20%)	31.70%

[1]	Non-deductible expenses during the year ended March 31, 2019 included approximately ¥21 billion relating to goodwill impairment losses (which increased Nomura’s effective tax rate by 56.3%) and approximately ¥13 billion relating to litigation provisions and settlements (which increased Nomura’s effective tax rate by 34.0%).
[2]	Non-taxable income during the year ended March 31, 2020 includes approximately ¥53 billion of the tax effect from non-taxable dividend income from affiliated Nomura companies, including deemed dividend, (which decreased Nomura’s effective tax rate by 21.2%).